Deferred Charges, net (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Charges, net [Abstract]
Deferred Dry-Docking Costs, net
The movement in deferred charges net, which represents deferred dry-docking costs, in the accompanying consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2023	$178,700
Additions	1,489,981
Amortization	(592,855)
Balance December 31, 2024	$1,075,826
Additions	1,624,527
Amortization	(1,000,970)
Balance December 31, 2025	$1,699,383